Summary of Principal Accounting Policies - VIE Amounts and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	$ 150,967,996	$ 274,337,674	$ 260,295,909	$ 317,811,056
Accounts receivable, net of allowance for doubtful accounts	80,606,130	71,390,171
Customer deposits	35,822,756	39,702,416
Amounts due from related parties	4,077,008	6,019,121
Total current assets	284,833,003	406,386,446
Accounts payable	2,949,725	1,573,620
Accrued payroll and welfare expenses	37,081,532	41,727,577
Income tax payable	63,380,153	66,147,522
Other tax payable	11,654,145	16,678,264
Amounts due to related parties	3,092,870	1,581,349
Advances from customers	10,564,818	5,058,212
Accrued marketing and advertising expenses	18,851,999	9,355,409
Other current liabilities	16,315,380	8,516,123
Total current liabilities	163,890,622	150,638,076
Deferred tax liabilities, non-current	18,016,186	18,869,374
Total revenues	362,532,033	559,511,110	575,803,936
Cost of revenues	(74,054,524)	(57,491,395)	(60,313,726)
Net income (loss)	(162,043,234)	(11,601,068)	34,805,905
Net cash provided by/(used in) by operating activities	(124,504,771)	35,108,526	51,274,996
Net cash used in investing activities	(8,111,610)	(4,315,843)	(15,099,773)
Net cash used in financing activities	(1,862,593)	(4,604,993)	(85,174,408)
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	57,745,894	89,160,450
Restricted cash	336,690
Accounts receivable, net of allowance for doubtful accounts	68,844,766	62,212,257
Customer deposits	8,648,959	12,061,362
Amounts due from related parties	4,077,008	1,259,992
Other current assets	5,987,132	1,374,518
Total current assets	145,640,449	166,068,579
Total non-current assets	56,767,649	51,697,208
Total assets	202,408,098	217,765,787
Accounts payable	1,771,717	1,573,620
Accrued payroll and welfare expenses	28,021,779	29,742,853
Income tax payable	25,705,206	29,890,262
Other tax payable	11,166,308	13,360,481
Amounts due to related parties	1,245,000	1,581,349
Advances from customers	10,050,703	4,960,924
Accrued marketing and advertising expenses	14,117,697	6,271,191
Other current liabilities	15,606,182	6,809,176
Total current liabilities	107,684,592	94,189,856
Deferred tax liabilities, non-current	414,505	533,401
Total liabilities	108,099,097	94,723,257
Total revenues	357,698,260	540,838,424	558,714,556
Cost of revenues	(64,947,541)	(45,641,656)	(48,032,280)
Net income (loss)	(4,453,820)	2,286,007	3,307,694
Net cash provided by/(used in) by operating activities	(33,297,103)	43,652,445	41,577,844
Net cash used in investing activities	$ (2,551,687)	(1,945,215)	(13,884,075)
Net cash used in financing activities		$ (6,782,336)	$ (59,873,366)